Related Party Transactions (Tables)	6 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Schedule of Due to Related Parties

(a) Due to related parties

	Related party relationship	March 31, 2021	September 30, 2020
		(Unaudited)
Shaanxi Meishengyuang Bio-Technoloy Co., Ltd	5.5% of shareholder of Xi’an App-chem	-	738,864
Wenhu Guo	Senior Management of the Company	367,571	368,145
Yongwei Hu	Chief Executive Officer and Controlling shareholder of the Company	613,122	1,208,337
Jing Liu	Wife of the controlling shareholder	35,080	4,410
Sheying Wang	Senior Management of the Company	3,355	3,234
Total due to related parties		$1,019,128	$2,322,990